Loans, Impaired Loans and Troubled debt restructurings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans [Abstract]
Period for performing appraisal of loans	12 months
Period for borrower to pledge additional security, maximum	90 days
Period of payment history, minimum	9 months
Recorded Investment [Abstract]
With no related allowance recorded	$ 46,014,000	$ 64,614,000
With an allowance recorded	41,562,000	32,565,000
Total recorded investment	87,576,000	97,179,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	50,788,000	68,398,000
With an allowance recorded	42,808,000	33,867,000
Total unpaid principal balance	93,596,000	102,265,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	1,706,000	4,859,000
Total related allowance	1,706,000	4,859,000
Average Recorded Investment	93,233,000	107,078,000
Interest Income Recognized	3,142,000	4,375,000
Troubled debt restructurings [Abstract]
Period of current payment history	6 months
Debt coverage ratio	1.25
Number of projected future quarters under review	4
Performing TDRs	40,000,000	41,100,000
Non-Performing TDRs	27,100,000	25,800,000
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	22	14
Pre-Modification Recorded Investment	22,938,000	15,725,000
Post-Modification Recorded Investment	22,938,000	14,167,000
Number of TDRs with subsequent payment default	21	10
Subsequent Default, Recorded Investment	22,181,000	10,964,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	22,938,000	15,725,000
Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	13,808,000	0
Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	380,000	1,505,000
Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	8,750,000	14,220,000
Commercial and industrial [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	2	1
Pre-Modification Recorded Investment	750,000	594,000
Post-Modification Recorded Investment	750,000	594,000
Number of TDRs with subsequent payment default	1	0
Subsequent Default, Recorded Investment	603,000	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	750,000	594,000
Commercial and industrial [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	500,000	0
Commercial and industrial [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial and industrial [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	250,000	594,000
Residential Real Estate Construction [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	1	2
Pre-Modification Recorded Investment	415,000	2,150,000
Post-Modification Recorded Investment	415,000	959,000
Number of TDRs with subsequent payment default	1	1
Subsequent Default, Recorded Investment	1,004,000	316,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	415,000	2,150,000
Residential Real Estate Construction [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Construction [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Construction [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	415,000	2,150,000
Commercial Real Estate Construction [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	11	0
Pre-Modification Recorded Investment	9,938,000	0
Post-Modification Recorded Investment	9,938,000	0
Number of TDRs with subsequent payment default	10	0
Subsequent Default, Recorded Investment	8,508,000	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	9,938,000	0
Commercial Real Estate Construction [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	8,008,000	0
Commercial Real Estate Construction [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Construction [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	1,930,000	0
Commercial Real Estate Mortgage - Owner Occupied [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	1	2
Pre-Modification Recorded Investment	3,220,000	682,000
Post-Modification Recorded Investment	3,220,000	315,000
Number of TDRs with subsequent payment default	0	5
Subsequent Default, Recorded Investment	0	4,131,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	3,220,000	682,000
Commercial Real Estate Mortgage - Owner Occupied [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	3,220,000	0
Commercial Real Estate Mortgage - Owner Occupied [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial Real Estate Mortgage - Owner Occupied [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	682,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	3	3
Pre-Modification Recorded Investment	4,067,000	5,543,000
Post-Modification Recorded Investment	4,067,000	5,543,000
Number of TDRs with subsequent payment default	3	2
Subsequent Default, Recorded Investment	4,779,000	5,451,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	4,067,000	5,543,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	1,156,000	0
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	1,505,000
Commercial Real Estate Mortgage - Non-owner Occupied [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	2,911,000	4,038,000
Residential Real Estate Mortgage - 1-4 Family [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	3	4
Pre-Modification Recorded Investment	4,168,000	6,250,000
Post-Modification Recorded Investment	4,168,000	6,250,000
Number of TDRs with subsequent payment default	5	1
Subsequent Default, Recorded Investment	4,020,000	929,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	4,168,000	6,250,000
Residential Real Estate Mortgage - 1-4 Family [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	924,000	0
Residential Real Estate Mortgage - 1-4 Family [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Mortgage - 1-4 Family [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	3,244,000	6,250,000
Residential Real Estate Mortgage -Multifamily [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	1	2
Pre-Modification Recorded Investment	380,000	506,000
Post-Modification Recorded Investment	380,000	506,000
Number of TDRs with subsequent payment default	1	0
Subsequent Default, Recorded Investment	3,267,000	0
Analysis of performing and nonperforming TDRs [Abstract]
Total	380,000	506,000
Residential Real Estate Mortgage -Multifamily [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Residential Real Estate Mortgage -Multifamily [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	380,000	0
Residential Real Estate Mortgage -Multifamily [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	506,000
Consumer [Member]
New Troubled Debt Restructurings [Abstract]
TDRs - Number of contracts	0	0
Pre-Modification Recorded Investment	0	0
Post-Modification Recorded Investment	0	0
Number of TDRs with subsequent payment default	0	1
Subsequent Default, Recorded Investment	0	137,000
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Extension [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Period of Interest Only [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Consumer [Member] | Reduction in interest rate [Member]
Analysis of performing and nonperforming TDRs [Abstract]
Total	0	0
Commercial and industrial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	248,000	603,000
With an allowance recorded	500,000	0
Total recorded investment	748,000	603,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	315,000	603,000
With an allowance recorded	500,000	0
Total unpaid principal balance	815,000	603,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	10,000	0
Total related allowance	10,000	0
Average Recorded Investment	776,000	599,000
Interest Income Recognized	18,000	25,000
Real estate construction [Member] | Residential [Member]
Recorded Investment [Abstract]
With no related allowance recorded	800,000	4,440,000
With an allowance recorded	187,000	4,170,000
Total recorded investment	987,000	8,610,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	2,126,000	5,246,000
With an allowance recorded	661,000	5,151,000
Total unpaid principal balance	2,787,000	10,397,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	24,000	1,297,000
Total related allowance	24,000	1,297,000
Average Recorded Investment	1,898,000	11,978,000
Interest Income Recognized	57,000	377,000
Real estate construction [Member] | Commercial [Member]
Recorded Investment [Abstract]
With no related allowance recorded	12,891,000	12,898,000
With an allowance recorded	1,988,000	3,329,000
Total recorded investment	14,879,000	16,227,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	12,891,000	13,118,000
With an allowance recorded	2,045,000	3,329,000
Total unpaid principal balance	14,936,000	16,447,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	96,000	380,000
Total related allowance	96,000	380,000
Average Recorded Investment	14,933,000	16,164,000
Interest Income Recognized	202,000	475,000
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	876,000	6,946,000
With an allowance recorded	5,718,000	590,000
Total recorded investment	6,594,000	7,536,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	1,031,000	6,946,000
With an allowance recorded	5,748,000	590,000
Total unpaid principal balance	6,779,000	7,536,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	216,000	23,000
Total related allowance	216,000	23,000
Average Recorded Investment	6,854,000	7,590,000
Interest Income Recognized	251,000	215,000
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Recorded Investment [Abstract]
With no related allowance recorded	19,228,000	30,424,000
With an allowance recorded	29,187,000	17,820,000
Total recorded investment	48,415,000	48,244,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	22,027,000	30,852,000
With an allowance recorded	29,187,000	17,940,000
Total unpaid principal balance	51,214,000	48,792,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	1,053,000	2,526,000
Total related allowance	1,053,000	2,526,000
Average Recorded Investment	51,883,000	50,907,000
Interest Income Recognized	2,007,000	2,649,000
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Recorded Investment [Abstract]
With no related allowance recorded	8,945,000	8,477,000
With an allowance recorded	3,605,000	3,388,000
Total recorded investment	12,550,000	11,865,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	9,372,000	10,737,000
With an allowance recorded	4,290,000	3,589,000
Total unpaid principal balance	13,662,000	14,326,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	301,000	600,000
Total related allowance	301,000	600,000
Average Recorded Investment	13,174,000	14,921,000
Interest Income Recognized	389,000	334,000
Real estate mortgage [Member] | Residential - Multifamily [Member]
Recorded Investment [Abstract]
With no related allowance recorded	2,838,000	597,000
With an allowance recorded	377,000	3,268,000
Total recorded investment	3,215,000	3,865,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	2,838,000	667,000
With an allowance recorded	377,000	3,268,000
Total unpaid principal balance	3,215,000	3,935,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	6,000	33,000
Total related allowance	6,000	33,000
Average Recorded Investment	3,526,000	4,688,000
Interest Income Recognized	216,000	288,000
Consumer [Member]
Recorded Investment [Abstract]
With no related allowance recorded	188,000	229,000
With an allowance recorded	0	0
Total recorded investment	188,000	229,000
Unpaid Principal Balance [Abstract]
With no related allowance recorded	188,000	229,000
With an allowance recorded	0	0
Total unpaid principal balance	188,000	229,000
Related Allowance [Abstract]
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total related allowance	0	0
Average Recorded Investment	189,000	231,000
Interest Income Recognized	$ 2,000	$ 12,000